Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amounts Receivable And Prepaid Expenses
Sales tax receivable	$ 69	$ 96
Amounts receivable	769	487
Prepaid expenses	549	411
Total	$ 1,387	$ 994